Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings (loss)	$ 121,305	$ (83,400)	$ (87,747)
Earnings attributable to common shareholders, value	52,689	(141,132)	(116,074)
Earnings attributable to common shareholders plus assumed conversion, value	52,689
Earnings attributable to common shareholders, share	62,923,240
Share-based compensation, shares	238,000
Contingent consideration, share	1,236,000
Shares held in escrow, share	545,000
Earnings attributable to common shareholders plus assumed conversion, share	64,942,240	69,217,000	68,195,000
Earnings attributable to common shareholders, per share	$ 0.84
Earnings attributable to common shareholders plus assumed conversion, per share	$ 0.81	$ (2.04)	$ (1.70)
Series A Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(34,195)	(30,295)	(26,918)
Series C Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(34,112)	(28,497)
Series D Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(309)
Series B Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends		$ 1,060	$ (1,409)